Cover Page	12 Months Ended
Dec. 31, 2021
Document Type	S-4/A
Amendment Flag	false
Entity Registrant Name	SVF Investment Corp. 3
Entity Central Index Key	0001837240
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false